SHARE-BASED COMPENSATION PLAN - Restricted shares plan (Details) - Restricted Stock	12 Months Ended
Dec. 31, 2021 EquityInstruments R$ / shares
SHARE-BASED COMPENSATION PLAN
Restricted stock measurement period	60 days
Vesting period	12 months
Lock up period	36 months
2018 Plan
SHARE-BASED COMPENSATION PLAN
Price on grant date | R$ / shares	R$ 39.10
Shares Granted | EquityInstruments	130,435
2019 Plan
SHARE-BASED COMPENSATION PLAN
Price on grant date | R$ / shares	R$ 51.70
Shares Granted | EquityInstruments	106,601
2021 Plan
SHARE-BASED COMPENSATION PLAN
Price on grant date | R$ / shares	R$ 53.81
Shares Granted | EquityInstruments	90,005